UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3563

MONEY MARKET VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2008

Money Market Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

Money Market Variable Account

Issuer	Shares/Par	Value ($)
CERTIFICATES OF DEPOSIT - 16.3%
Major Banks - 13.3%
Bank of Scotland PLC (NY), 2.84%, due 6/09/08	$1,310,000	$1,310,000
Barclays Bank PLC (NY), 3.15%, due 4/29/08	622,000	622,000
BNP Paribas (NY), 3.65%, due 7/16/08	1,350,000	1,350,000
Societe Generale (NY), 3.16%, due 4/11/08	1,348,000	1,348,000
Wells Fargo Bank N.A. (NY), 2.47%, due 4/29/08	1,327,000	1,327,000

		$5,957,000

Other Banks & Diversified Financials - 3.0%
Fortis Bank (NY), 2.75%, due 4/28/08	$1,325,000	$1,325,000

Total Certificates of Deposit, at Amortized Cost and Value		$7,282,000

COMMERCIAL PAPER(y) - 67.4%
Brokerage & Asset Managers - 6.1%
Merrill Lynch & Co., Inc., 3.12%, due 5/02/08	$1,345,000	$1,341,386
Morgan Stanley, 4.79%, due 6/13/08	1,135,000	1,123,976
Morgan Stanley, 4.8%, due 6/13/08	265,000	262,421

		$2,727,783

Electrical Equipment - 3.0%
General Electric Co., 2.4%, due 5/30/08	$1,340,000	$1,334,729

Financial Institutions - 12.0%
American Express Credit Corp., 2.8%, due 4/01/08	$11,000	$11,000
American Express Credit Corp., 2.56%, due 6/20/08	1,331,000	1,323,428
American General Finance Corp., 2.89%, due 4/04/08	1,370,000	1,369,670
Cargill Inc., 2.9%, due 5/05/08 (t)	1,336,000	1,332,341
General Re Corp., 2.53%, due 4/16/08	1,325,000	1,323,603

		$5,360,042

Food & Beverages - 6.1%
Archer Daniels Midland Co., 4.28%, due 4/08/08 (t)	$1,393,000	$1,391,841
PepsiCo, Inc., 2.25%, due 4/18/08 (t)	1,324,000	1,322,593

		$2,714,434

Machinery & Tools - 3.0%
Caterpillar Financial Services Co., 2.15%, due 4/16/08	$1,320,000	$1,318,818

Major Banks - 16.4%
Abbey National North America LLC, 4.74%, due 4/11/08	$1,050,000	$1,048,618
Abbey National PLC, 2.36%, due 7/15/08	270,000	268,142
Abn Amro No Amer Fin, 2.55%, due 5/29/08	1,329,000	1,323,540
Bankamerica Corp., 2.88%, due 6/13/08	674,000	670,064
JPMorgan Chase & Co., 3.2%, due 4/22/08	1,362,000	1,359,458
Natexis Banques Popl, 2.6%, due 7/14/08	1,330,000	1,320,010
Natexis Banques Populaires U.S. Financial Co. LLC, 2.84%, due 4/01/08	15,000	15,000
Royal Bank of Canada, 2.58%, due 5/13/08	1,328,000	1,324,003

		$7,328,835

Medical Equipment - 3.1%
Pfizer, Inc., 2.68%, due 8/06/08 (t)	$1,380,000	$1,366,953

Network & Telecom - 3.0%
AT&T, Inc., 2.72%, due 5/22/08 (t)	$1,347,000	$1,341,810

Other Banks & Diversified Financials - 14.7%
Calyon North America, Inc., 2.965%, due 4/07/08	$1,370,000	$1,369,321
Citigroup Funding, Corp., 3.08%, due 5/27/08	415,000	413,012
Citigroup Funding, Inc., 2.7%, due 9/19/08	922,000	910,175
DEPFA Bank PLC, 3.18%, due 4/25/08 (t)	1,300,000	1,297,244
Svenska Handelsbanken, 3.08%, due 4/17/08	797,000	795,909
Svenska Handelsbanken, 2.66%, due 5/19/08	530,000	528,120
UBS Finance Delaware LLC, 3.03%, due 4/22/08	780,000	778,621
UBS Finance Delaware LLC, 3.73%, due 5/16/08	478,000	475,771

		$6,568,173

Total Commercial Paper, at Amortized Cost and Value		$30,061,577

U.S. GOVERNMENT AGENCIES(y) - 6.3%
Fannie Mae, 2.5%, due 8/20/08	$1,798,000	$1,780,395
Farmer Mac, 1.5%, due 4/01/08	32,000	32,000
Federal Home Loan Bank, 2.39%, due 6/04/08	1,000,000	995,751

Total U.S. Government Agencies, at Amortized Cost and Value		$2,808,146

REPURCHASE AGREEMENTS - 10.0%
Merrill Lynch, 2.50%, dated 3/31/08, due 4/01/08, total to be received $4,450,309 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$4,450,000	$4,450,000

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PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

Money Market Variable Account

Issuer	Shares/Par	Value ($)
Total Investments, at Amortized Cost and Value		$44,601,723

OTHER ASSETS, LESS LIABILITIES - 0.0%		(13,616)

NET ASSETS - 100.0%		$44,588,107

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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Money Market Variable Account

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the variable account’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$44,601,723	$—	$44,601,723
Other Financial Instruments	$—	$—	$—	$—

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MONEY MARKET VARIABLE ACCOUNT

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: May 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2008

*	Print name and title of each signing officer under his or her signature.